[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

September 17, 2012

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333-89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 24, 2012
The Alger Portfolios	0000832566	August 17, 2012
American Century Variable Portfolios, Inc.	0000814680	August 23, 2012
BlackRock Variable Series Funds, Inc.	0000355916	September 5, 2012
Direxion Insurance Trust	0001102060	September 6, 2012
Dreyfus Variable Investment Fund	0000813383	August 16, 2012
DWS Variable Series I Fund	0000764797	August 20, 2012
DWS Variable Series II Fund	0000810573	August 20, 2012
Federated Insurance Series	0000912577	August 23, 2012
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2012

Securities and Exchange Commission
September 17, 2012
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	0001046292	August 24, 2012
Ivy Funds Variable Insurance Portfolios	0000810016	September 6, 2012
Janus Aspen Series	0000906185	August 29, 2012
Lord Abbett Series Fund, Inc.	0000855396	August 21, 2012
MFS Variable Insurance Trust	0000918571	August 22, 2012
Neuberger Berman Advisers Management Trust	0000736913	September 6, 2012
Oppenheimer Variable Account Funds	0000752737	August 28, 2012
Panorama Series Fund, Inc.	0000355411	August 28, 2012
PIMCO Variable Insurance Trust	0001047304	August 31, 2012
Rydex Variable Trust	0001064046	August 31, 2012
SBL Fund	0000217087	August 31, 2012
T. Rowe Price Equity Series, Inc.	0000918294	August 27, 2012
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 27, 2012
Third Avenue Variable Series Trust	0001089107	August 17, 2012
Van Eck VIP Trust	0000811976	September 4, 2012
Variable Insurance Products Fund	0000356494	August 17, 2012
Variable Insurance Products Fund II	0000831016	August 17, 2012
Variable Insurance Products Fund IV	0000720318	August 23, 2012
Variable Insurance Products Fund V	0000823535	August 23, 2012
Variable Insurance Products III	0000927384	August 17, 2012
Wells Fargo Variable Trust	0001081402	August 29, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel
First Security Benefit Life Insurance
   and Annuity Company of New York

800 Westchester Avenue * Suite 641N. * Rye Brook, New York 10573